Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 5,234,000	$ 6,900,000	$ 33,321,000	$ (17,250,000)	$ (634,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	1,446,000	1,744,000	3,199,000	4,164,000	4,564,000
Amortization and change in contingent consideration	8,532,000	5,175,000	11,327,000	7,764,000	8,398,000
Stock-based compensation	1,674,000	1,199,000	2,244,000	2,404,000	2,510,000
Revaluation of warrants	(381,000)	59,000	(351,000)	5,413,000	(70,000)
Loss on extinguishment of debt					183,000
Amortization of debt discount			0	21,107,000	71,000
Loss on disposal of fixed assets	24,000	6,000	51,000		23,000
Payment of contingent consideration in excess of initial measurement	(2,453,000)		(662,000)
Loss on impairment of long-lived assets			116,000	120,000	345,000
Provision for doubtful accounts	13,000	126,000	61,000	66,000	(224,000)
Deferred taxes	2,527,000	195,000	20,198,000	(1,334,000)	446,000
Changes in operating assets and liabilities:
Accounts receivable	(1,343,000)	(4,108,000)	475,000	(2,109,000)	2,394,000
Prepaid expenses and other current assets	2,514,000	(3,263,000)	(3,996,000)	(324,000)	448,000
Other assets	8,000	124,000	204,000	(303,000)	980,000
Accounts payable and accrued expenses	(159,000)	(1,876,000)	(29,000)	344,000	(418,000)
Customer obligations	2,160,000	12,246,000	28,917,000	1,522,000	12,942,000
Other liabilities	833,000	(14,000)	510,000	(1,108,000)	(1,084,000)
Net cash provided by operating activities	15,601,000	18,513,000	55,189,000	20,476,000	31,075,000
Cash flows used in investing activities:
Purchases of property and equipment	(6,403,000)	(4,057,000)	(9,408,000)	(7,257,000)	(6,617,000)
Cash consideration for business acquisitions, net of cash acquired	8,551,000	(1,852,000)	(1,852,000)	(5,012,000)	(2,069,000)
Change in restricted cash	574,000	(200,000)	(1,334,000)	(30,000)	(567,000)
Net cash (used in) provided by investing activities	2,722,000	(6,109,000)	(12,594,000)	(12,299,000)	(9,253,000)
Cash flows from financing activities:
Proceeds from convertible debt	20,000,000				20,000,000
Proceeds from debt	29,659,000	9,219,000	12,064,000	2,837,000
Repayment of outstanding debt facilities					(20,000,000)
Proceeds from initial public offering net of underwriters commissions and discounts	62,566,000
Principal payments on capital leases					(312,000)
Proceeds from exercise of common stock	8,000	37,000	27,000	5,000	20,000
Payment of contingent consideration	(3,807,000)	(2,000,000)	(4,288,000)
Purchase of treasury stock	(30,000)	(21,000)	(57,000)		(371,000)
Net cash (used in) provided by financing activities	88,396,000	7,235,000	7,746,000	2,842,000	(663,000)
Net increase in cash and cash equivalents	106,719,000	19,639,000	50,341,000	11,019,000	21,159,000
Cash and cash equivalents at beginning of period	154,621,000	104,280,000	104,280,000	93,261,000	72,102,000
Cash and cash equivalents at end of period	261,340,000	123,919,000	154,621,000	104,280,000	93,261,000
Cash paid during the period for:
Interest	464,000	127,000	368,000	189,000	1,083,000
Taxes	486,000	48,000	442,000	383,000	149,000
Noncash financing and investing activities:
Conversion of convertible debt and accrued interest into Series E preferred stock				21,178,000
Accretion of redemption premium	2,301,000	5,692,000	6,209,000	6,740,000	(1,037,000)
Reduction in FBM contingent consideration due to re-negotiated lease	528,000
Conversion of preferred stock to common stock	118,416,000
Conversion of preferred stock warrants to common stock warrants	738,000
PBS acquisition adjustment			590,000
Modification of warrants				14,193,000
Beneficial conversion feature					10,800,000
TRANSITCENTER, INC.
Cash flows from operating activities:
Change in unrestricted net assets			12,165,432	3,666,322
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation			937,971	976,995
Deferred rent expense (amortization)			59,006	(32,684)
Changes in operating assets and liabilities:
Accounts receivable			2,938,764	1,069,807
Other accounts receivable			(115,947)	(45,855)
Inventory			(32,197)	(2,678,167)
Prepaid expenses and other current assets			(767,259)	(144,616)
Amounts payable to transit operators			(24,353,391)	(7,219,038)
Accounts payable and accrued expenses			636,500	(253,862)
Net cash provided by operating activities			(8,531,121)	(4,661,098)
Cash flows used in investing activities:
Proceeds from restricted investments			1,603,411	(160)
Purchases of property and equipment			(947,842)	(812,753)
Net cash (used in) provided by investing activities			655,569	(812,913)
Cash flows from financing activities:
Net increase in cash and cash equivalents			(7,875,552)	(5,474,011)
Cash and cash equivalents at beginning of period		82,336,838	82,336,838	87,810,849
Cash and cash equivalents at end of period			$ 74,461,286	$ 82,336,838